Share-Based Compensation - Schedule of Key Assumptions Recorded Stock-Based Compensation Expense For Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares
Schedule of Key Assumptions Recorded Stock-Based Compensation Expense for Options [Line Items]
Expected dividend yield	0.00%
Exercise multiple	$ 1.5
Minimum [Member]
Schedule of Key Assumptions Recorded Stock-Based Compensation Expense for Options [Line Items]
Risk-free interest rate	3.91%
Expected volatility	101.90%
Fair value of underlying ordinary shares	$ 0.75
Fair value of option	$ 0.1463	[1]
Maximum [Member]
Schedule of Key Assumptions Recorded Stock-Based Compensation Expense for Options [Line Items]
Risk-free interest rate	3.92%
Expected volatility	111.35%
Fair value of underlying ordinary shares	$ 6.15
Fair value of option	$ 1.3057	[1]

[1]	One option can be exchanged for one ninth of ADS after the one-for-nine reverse ADS split.